Long-term investments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term investments
Impairment of long-term investments	$ 1,407,000	$ 0	$ 590,000